Goodwill and Other Intangible Assets - Composition of Goodwill and Changes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at the beginning of year	$ 170,177	$ 179,445
Acquired during the year	6,197
Disposed during the year following the sale of Thermal Products Business based on relative fair value		(9,593)
Purchase price adjustment		325
Balance at the end of year	$ 176,374	$ 170,177